Stock Based Compensation	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Stock Based Compensation

19.	Share Based Compensation
The Company’s share based compensation consists of share purchase options (Note 18.1), restricted share units (Note 18.2) and performance share units (Note 19.1). The accrued value of share purchase options and restricted share units are reflected as reserves in the shareholder’s equity section of the Company’s balance sheet while the accrued value associated with performance share units is reflected as an accrued liability.

19.1.	Performance Share Units (“PSUs”)
The Company has established a Performance Share Unit Plan (“the PSU plan”) whereby PSUs will be issued to eligible employees as determined by the Company’s Board of Directors or the Company’s Compensation Committee. PSUs issued under the PSU plan entitle the holder to a cash payment at the end of a three year performance period equal to the number of PSUs granted, multiplied by a performance factor and multiplied by the fair market value of a Wheaton common share on the expiry of the performance period. The performance factor can range from 0% to 200% and is determined by comparing the Company’s total shareholder return (“TSR”) to those achieved by various peer companies and the price of gold and silver.
Compensation expense for the PSUs is recorded on a straight-line basis over the three year vesting period. The amount of compensation expense is adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.

A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2025 to June 30, 2026 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2025	378,970	$25,084
Granted	78,390	-
Accrual related to the fair value of the PSUs outstanding	-	10,796
Foreign exchange adjustment	-	87
Paid	(118,240)	(17,209)
Forfeited	(890)	(40)
At March 31, 2025	338,230	$18,718
Accrual related to the fair value of the PSUs outstanding	-	8,153
Foreign exchange adjustment	-	838
At June 30, 2025	338,230	$27,709
Accrual related to the fair value of the PSUs outstanding	-	7,403
Foreign exchange adjustment	-	(10)
Forfeited	(3,560)	(283)
At December 31, 2025	334,670	$34,819
Granted	43,340	-
Accrual related to the fair value of the PSUs outstanding	-	8,472
Foreign exchange adjustment	-	(312)
Paid	(123,700)	(29,257)
Forfeited	(230)	(6)
At March 31, 2026	254,080	$13,716
Accrual related to the fair value of the PSUs outstanding	-	3,062
Foreign exchange adjustment	-	(205)

At June 30, 2026	254,080	$16,573
A summary of the PSUs outstanding at June 30, 2026 is as follows:

Year of Grant	Year of Maturity	Number Outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Service Period Completed at Jun 30, 2026	PSU Liability at Jun 30, 2026
2024	2027	133,400	$118.40	123%	78%	$15,186
2025	2028	77,340	$99.97	23%	50%	908
2026	2029	43,340	$116.10	99%	10%	479

		254,080				$16,573